Income Tax (Details 2) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Net operating loss carryforwards	$ 496,751	$ 140,241
Capitalized R&D costs	50,289	0
Share-based compensation	418,019	0
Total net deferred tax assets	977,622	51,518
Less: valuation allowance	977,622	51,518
Net deferred tax assets	0	0
Right-of-use lease liability	243,113	264,249
Total deferred tax assets	1,208,172	404,490
Deferred Tax Liabilities [Member]
Share-based compensation	0	91,691
Total deferred tax liabilities	230,550	352,972
Right-of-use lease liability	$ (230,550)	$ (261,281)